Significant accounting policies - Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 3,618,451	$ 495,726	¥ 2,840,807	¥ 1,589,161
PRC
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	2,499,852		2,417,783
PRC | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	2,496,135		2,414,169
PRC | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	3,717		3,614
Hong Kong
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	377,386		204,049
Hong Kong | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	9,919		9,904
Hong Kong | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	367,467		194,145
Cayman Islands
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	741,213		218,975
Cayman Islands | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	600,273		272
Cayman Islands | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 140,940		¥ 218,703